Pensions And Other Postretirement Benefits (Amounts Recognized In The Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012
Defined Pension Benefits [Member] | Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability	$ (1)	$ (15)
Unrecognized actuarial loss	30	39
Unrecognized prior service (cost)/credit	0	0
Net amount recognized	29	24
Defined Pension Benefits [Member] | Non-Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability	(85)	(81)
Unrecognized actuarial loss	23	29
Unrecognized prior service (cost)/credit	0	1
Net amount recognized	(62)	(51)
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability	(71)	(64)
Unrecognized actuarial loss	0	0
Unrecognized prior service (cost)/credit	(3)	(4)
Net amount recognized	$ (74)	$ (68)